Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues
Services revenue					$ 73,244,083	$ 109,691,001
Total Revenues	$ 18,101,930	$ 14,796,272	$ 26,885,625	$ 34,938,428	73,244,083	109,691,001
Operating Expenses
Cost of services revenue (including depreciation)					4,915,064	119,755
Cost of revenues	7,284,487	7,059,839	12,074,166	21,017,805
Cost of goods sold (exclusive of depreciation and amortization shown below)					38,021,519	59,436,674
Depreciation and amortization	3,175,452	453,669	8,076,181	913,198	4,836,538	1,841,874
Sales and marketing	5,629,040	4,422,063	7,766,132	10,975,850	19,587,073	30,324,059
General and administrative	4,866,457	5,523,571	15,334,050	8,742,993	21,628,725	12,949,067
Total Operating Expenses	20,955,436	17,459,142	43,250,529	41,649,846	84,073,855	104,551,674
LOSS FROM OPERATIONS	(2,853,506)	(2,662,870)	(16,364,904)	(6,711,418)	(10,829,772)	5,139,327
Other Income (Expense)
Other income	53,328	50,821	135,691	50,821	233,151	(183,401)
Interest expense	29,989	(49,808)	(288)	(85,030)	(333,539)	(110,857)
Gain (loss) on change in fair value of warrant liabilities	(96,269)	828,000	567,180	690,000	69,000
Total Other Income (Expense)	(12,952)	829,013	702,583	655,791	(31,388)	(294,258)
NET LOSS FROM OPERATIONS BEFORE INCOME TAXES	(2,866,458)	(1,833,857)	(15,662,321)	(6,055,627)	(10,861,160)	4,845,069
Income tax benefit (provision)	186,994	76,538	(336,506)	191,206	988,802
NET LOSS	(2,679,464)	(1,757,319)	(15,998,827)	(5,864,421)	(9,872,358)	4,845,069
Less: net loss attributable to Sunergy Renewables LLC prior to the business combination				(523,681)	(523,681)
NET LOSS SUBSEQUENT TO THE BUSINESS COMBINATION	(2,679,464)	(1,757,319)	(15,998,827)	(5,340,740)	(9,348,677)	4,845,069
Less: Net loss attributable to redeemable non-controlling interests	(263,628)	(1,479,529)	(7,221,726)	(3,531,459)	(6,679,788)
NET LOSS ATTRIBUTABLE TO CLASS A COMMON STOCKHOLDERS	(2,415,836)	(277,790)	(8,777,101)	(1,809,281)	$ (2,668,889)	$ 4,845,069
LOSS PER CLASS A COMMON SHARE – DILUTED (in Dollars per share)					$ (0.48)	$ 4.85
Weighted-average number of shares outstanding:
WEIGHTED-AVERAGE CLASS A COMMON SHARES OUTSTANDING – DILUTED (in Shares)					5,546,925	1,000,000
Loss per share:
LOSS PER CLASS A COMMON SHARE – DILUTED (in Dollars per share)					$ (0.48)	$ 4.85
LOSS PER CLASS A COMMON SHARE – BASIC (in Dollars per share)					(0.48)	4.85
LOSS PER CLASS A COMMON SHARE – DILUTED (in Dollars per share)					$ (0.48)	$ 4.85
WEIGHTED-AVERAGE CLASS A COMMON SHARES OUTSTANDING – BASIC (in Shares)					5,546,925	1,000,000
WEIGHTED-AVERAGE CLASS A COMMON SHARES OUTSTANDING – DILUTED (in Shares)					5,546,925	1,000,000
Nonrelated Party
Revenues
Total Revenues	9,976,447	7,798,646	16,192,838	19,128,033	$ 51,088,065	$ 94,226,149
Related Party
Revenues
Total Revenues	8,125,483	6,997,626	10,692,787	15,810,395	22,156,018	15,464,852
Heliogen, Inc.
Revenues
Services revenue		786,000		1,740,000	19,844,000	888,000
Grant revenue	114,000	1,475,000	114,000	2,049,000	3,380,000	3,557,000
Total Revenues	114,000	2,261,000	114,000	3,789,000	23,224,000	4,445,000
Operating Expenses
Cost of services revenue (including depreciation)		2,454,000		3,357,000	4,655,000	3,677,000
Cost of grant revenue	114,000	1,475,000	114,000	2,049,000	3,380,000	3,517,000
Contract loss (adjustments) provisions					(74,117,000)	52,854,000
Cost of revenues	114,000	3,929,000	114,000	5,406,000	(66,082,000)	60,048,000
Gross profit (loss)		(1,668,000)		(1,617,000)	89,306,000	(55,603,000)
Selling, general and administrative	5,444,000	9,505,000	10,560,000	21,860,000	36,320,000	49,495,000
Research and development	305,000	4,751,000	1,393,000	8,542,000	16,335,000	21,028,000
Impairment and other charges	94,000	4,128,000	1,249,000	4,160,000	7,024,000	8,934,000
Gain on lease terminations	(316,000)		(794,000)
Total Operating Expenses	5,527,000	18,384,000	12,408,000	34,562,000	59,679,000	79,457,000
LOSS FROM OPERATIONS	(5,527,000)	(20,052,000)	(12,408,000)	(36,179,000)	29,627,000	(135,060,000)
Interest income	278,000	675,000	578,000	1,358,000	2,299,000	1,448,000
Other Income (Expense)
Other income	5,171,000	52,000	5,398,000	297,000	561,000	3,473,000
Gain (loss) on change in fair value of warrant liabilities	(14,000)	45,000	(17,000)	21,000	66,000	542,000
NET LOSS FROM OPERATIONS BEFORE INCOME TAXES	(92,000)	(19,280,000)	(6,449,000)	(34,503,000)	32,553,000	(129,597,000)
Income tax benefit (provision)		(2,000)	(2,000)	(4,000)	(6,000)	(1,000)
NET LOSS ATTRIBUTABLE TO CLASS A COMMON STOCKHOLDERS	$ (92,000)	$ (19,282,000)	$ (6,451,000)	$ (34,507,000)	$ 32,547,000	$ (129,598,000)
LOSS PER CLASS A COMMON SHARE – DILUTED (in Dollars per share)	$ (0.01)	$ (3.19)	$ (1.04)	$ (5.72)	$ 5.22	$ (22.26)
Weighted-average number of shares outstanding:
WEIGHTED-AVERAGE CLASS A COMMON SHARES OUTSTANDING – DILUTED (in Shares)	6,209,551	6,045,324	6,189,927	6,033,158	6,231,240	5,822,389
Loss per share:
LOSS PER CLASS A COMMON SHARE – DILUTED (in Dollars per share)	$ (0.01)	$ (3.19)	$ (1.04)	$ (5.72)	$ 5.22	$ (22.26)
LOSS PER CLASS A COMMON SHARE – BASIC (in Dollars per share)	(0.01)	(3.19)	(1.04)	(5.72)	5.36	(22.26)
LOSS PER CLASS A COMMON SHARE – DILUTED (in Dollars per share)	$ (0.01)	$ (3.19)	$ (1.04)	$ (5.72)	$ 5.22	$ (22.26)
WEIGHTED-AVERAGE CLASS A COMMON SHARES OUTSTANDING – BASIC (in Shares)	6,209,551	6,045,324	6,189,927	6,033,158	6,071,530	5,822,389
WEIGHTED-AVERAGE CLASS A COMMON SHARES OUTSTANDING – DILUTED (in Shares)	6,209,551	6,045,324	6,189,927	6,033,158	6,231,240	5,822,389
Class A Common Stock
Other Income (Expense)
LOSS PER CLASS A COMMON SHARE – DILUTED (in Dollars per share)	$ (0.11)	$ (0.06)	$ (0.44)	$ (0.6)
Weighted-average number of shares outstanding:
WEIGHTED-AVERAGE CLASS A COMMON SHARES OUTSTANDING – DILUTED (in Shares)	22,096,464	5,026,964	19,983,013	3,010,654
Loss per share:
LOSS PER CLASS A COMMON SHARE – DILUTED (in Dollars per share)	$ (0.11)	$ (0.06)	$ (0.44)	$ (0.6)
LOSS PER CLASS A COMMON SHARE – BASIC (in Dollars per share)	(0.11)	(0.06)	(0.44)	(0.6)
LOSS PER CLASS A COMMON SHARE – DILUTED (in Dollars per share)	$ (0.11)	$ (0.06)	$ (0.44)	$ (0.6)
WEIGHTED-AVERAGE CLASS A COMMON SHARES OUTSTANDING – BASIC (in Shares)	22,096,464	5,026,964	19,983,013	3,010,654
WEIGHTED-AVERAGE CLASS A COMMON SHARES OUTSTANDING – DILUTED (in Shares)	22,096,464	5,026,964	19,983,013	3,010,654